Warrants (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of outstanding warrants and changes in fair value
The following summarizes the Company's outstanding warrants to purchase shares of the Company's common stock as of and for the periods ending March 31, 2021 and December 31, 2020:

	Warrants	Exercise Price
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	49,928,469	$0.77
Exercised	(1,937,690)	$0.58
Terminated/Expired	(5,470,655)	$3.07
Warrants outstanding as of December 31, 2020	59,501,978	$1.22
Issued	3,288,400	$1.45
Exercised	(1,839,275)	$0.76
Terminated/Expired	(76,926)	$0.65
Warrants outstanding as of March 31, 2021	60,874,177	$1.18
The following schedule shows the fair value of the warrant derivative liability as of March 31, 2021 and December 31, 2020, and the change in fair value during the periods ended March 31, 2021 and year ended December 31, 2020 (in thousands):

Warrant Derivative Liability
Balance as of December 31, 2019	$2,220
Change in fair value of warrant derivative liability	(2,220)
Balance as of December 31, 2020	$—
Change in fair value of warrant derivative liability (1)	—
Balance as of March 31, 2021	$—

(1) All of the May Acquisition Warrants expired during January 2021.

The following schedule shows the fair value of the warrant liability upon issuance, and the change in fair value during the periods ended March 31, 2021 and December 31, 2020 (in thousands):

Warrant liability
Issuance of Series F warrants	$14,952
Change in fair value of warrant liability	24,898
Balance as of December 31, 2020	$39,850
Change in fair value of warrant liability	6,483
Balance as of March 31, 2021	$46,333

The following illustrates the Company's outstanding warrants to purchase shares of the Company's common stock as of and for the years ending December 31, 2020 and 2019:

	Warrants	Exercise Price
Warrants acquired on May 6, 2019	712,823	$3.90
Issued	17,414,030	$3.27
Exercised	(1,144,999)	$3.50
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	49,928,469	$0.77
Exercised	(1,937,690)	$0.58
Terminated/Expired	(5,470,655)	$3.07
Warrants outstanding as of December 31, 2020	59,501,978	$1.22

The following schedules show the fair value of the warrant derivative liability as of December 31, 2020 and 2019, and the change in fair value during the years ended December 31, 2020 and 2019 (in thousands):

Warrant Derivative Liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220
Change in fair value of warrant derivative liability	(2,220)
Balance as of December 31, 2020	$—

The following schedule shows the fair value of the warrant liability upon issuance and the change in fair value during the year ended December 31, 2020 (in thousands):

Warrant Liability
Issuance of Series F warrants	$14,952
Change in fair value of warrant liability	24,898
Balance as of December 31, 2020	$39,850

Schedule of fair value measurement inputs
The following schedule shows the inputs used to measure the fair value of the warrant liability:

Warrant Liability	March 31, 2021	December 31, 2020
Stock Price	$1.44	$1.27
Exercise Price	$0.75	$0.75
Expected remaining term (in years)	5.50-5.56	5.75-5.81
Volatility	67.5%	67.5%
Risk-free interest rate	1.1%	0.5%

The following schedule shows the inputs used to measure the fair value of the warrant liability as of December 31, 2020:

Warrant liability	December 31, 2020
Stock price	$1.27
Exercise price	$0.75
Expected remaining term (in years)	5.75–5.81
Volatility	67.5%
Risk-free interest rate	0.5%